Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 2,624	$ 6,046	$ 10,284	$ 11,196
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,001	905	5,173	2,199
Impairment of crypto assets held	46	0	1,779	440
Impairment of capitalized software development	0	126	0	2,383
Credit loss expense			798	0
Realized loss on crypto assets, net	11	33	22	14
Bitcoin payments for expenses	64	2,211	3,680	6,347
Loss on disposal of property and equipment, net			0	245
Deferred income tax	(269)	135	518	366
Non-cash stock-based compensation expense			0	35
Changes in operating assets and liabilities:
Crypto assets held	(1,571)	(3,000)	(8,335)	(8,136)
Accounts receivable	(189)	(140)	(1,512)	(516)
Prepaid expenses and other assets	1,430	(220)	(2,292)	136
Liability for cash held for customers	1,348	4	(133)	(852)
Accounts payable and other liabilities	(1,297)	1,178	7,694	2,260
Net cash provided by operating activities	4,198	7,278	17,676	16,117
Investing activities
Purchases of property and equipment	(552)	(1,510)	(6,775)	(2,287)
Purchase of capitalized software development			(3,037)	(155)
Net cash used in investing activities	(552)	(1,510)	(9,812)	(2,442)
Financing activities
Proceeds from debt	0	170	456	4,160
Repayment of debt	(94)	(3,884)	(4,841)	(3,268)
Payments in reduction of financing leases	(1,445)	0	(1,150)	0
Payments in reduction of equipment notes payable			(3,132)	0
Proceeds from issuance of stock			57	0
Net cash (used in) provided by financing activities	(1,539)	(3,714)	(8,610)	892
Effect of exchange rate changed on cash and cash equivalents	4	(11)	14	(80)
Net (decrease) increase in cash and cash equivalents	2,111	2,043	(732)	14,487
Cash, cash equivalents and restricted cash, beginning of period	17,628	18,360	18,360	3,873
Total cash, cash equivalents and restricted cash	19,739	20,404	17,628	18,360
Cash, cash equivalents, and restricted cash consisted of the following:
Cash and cash equivalents	18,269	20,144	17,506	18,105
Restricted cash held for customers	1,470	260	122	255
Supplemental disclosure of cash flow information:
Cash paid for interest	282	74	711	406
Cash paid for taxes	0	34	6,180	4,529
Leased assets obtained in exchange for operating lease liabilities	269	135	17,797	19,796
Leased assets obtained due to remeasurement of lease term			6,115	0
Leased assets obtained in exchange for finance lease liabilities			0	1,049
Supplemental schedule of non-cash investing and financing activities
Property and equipment purchased in accounts payable	97	0	73	736
Software development purchased in accounts payable	5	0	2,499	0
Accounts payable refinanced with equipment notes payable			2,500	0
Purchase of property and equipment under finance lease			693	0
Purchase of property and equipment financed with equipment notes payable			9,778	2,500
Imputed interest on property and equipment financed with equipment notes payable	218	0	1,585	0
Bitcoin used to buy property and equipment	178	0	181	248
Bitcoin used to pay interest			1,037	1,906
Bitcoin and Tether used for other payments	$ 901	$ 185	$ 1,853	$ 1,031